Lease Obligations - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Interest expense relating to lease obligations	$ 302,000	$ 0
Total cash outflow relating to lease obligations	$ 1,900,000	$ 0